LEASES (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
Notes and other explanatory information [abstract]
Balance at beginning	$ 2,918,683	$ 2,898,058	$ 2,301,129
Additions	528,980	3,495,249	2,583,661
Disposals	(105,258)	(206,615)	(292,763)
Interest expense on lease liabilities	58,361	312,684	272,521
Payments	(502,708)	(1,287,433)	(1,945,865)
Balance at ending	2,898,058	5,211,943	2,918,683
Current portion	925,976	736,453	824,271
Non-current portion	$ 1,972,082	$ 4,475,490	$ 2,094,412